Share-Based Compensation - Summary of Stock Option Plans (Detail)	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [Line Items]
Number of shares subject to option, Outstanding, beginning of year | shares	9,044,237	9,947,583
Number of shares subject to option, Granted | shares	1,376,533	1,875,162
Number of shares subject to option, Exercised | shares	(451,574)	(647,331)
Number of shares subject to option, Forfeited or cancelled | shares	(502,016)	(1,793,077)
Number of shares subject to option, Expired | shares	(275,700)	(338,100)
Number of shares subject to option, Outstanding, end of year	9,191,480	9,044,237
Weighted average exercise price, Balance - beginning of year	$ 58.41	$ 69.54
Weighted average exercise price, Granted	53.54	44.5
Weighted average exercise price, Exercised	42.73	42.86
Weighted average exercise price, Forfeited or cancelled	86.53	82.84
Weighted average exercise price, Expired	76.59	154.94
Weighted average exercise price, Outstanding, end of year	$ 56.88	$ 58.41